PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 50,713	$ 54,419
Additions
Impairment of property, plant and equipment	0	0	$ (7)
Ending balance	49,941	50,713	54,419
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	169,934	178,944
Additions	4,649	3,553
Disposals	(3,131)	(4,549)
Transfer	(317)	0
Exchange differences	1,369	(8,014)
Ending balance	172,504	169,934	178,944
Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(119,221)	(124,525)
Depreciation charge for the year	(5,199)	(4,932)
Impairment of property, plant and equipment	0	0
Disposals	3,002	4,477
Transfer	(19)	0
Exchange differences	(1,126)	5,759
Ending balance	(122,563)	(119,221)	(124,525)
Land
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,720	6,016
Ending balance	5,787	5,720	6,016
Land | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,720	6,016
Additions	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	67	(296)
Ending balance	5,787	5,720	6,016
Land | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	0	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,992	12,084
Ending balance	13,990	14,992	12,084
Buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	50,587	48,092
Additions	0	210
Disposals	0	0
Transfer	0	4,038
Exchange differences	437	(1,753)
Ending balance	51,024	50,587	48,092
Buildings | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(35,595)	(36,008)
Depreciation charge for the year	(1,084)	(1,069)
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	(355)	1,482
Ending balance	(37,034)	(35,595)	(36,008)
Building improvement
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	3,123	2,006
Ending balance	3,128	3,123	2,006
Building improvement | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	8,198	6,837
Additions	473	353
Disposals	(65)	0
Transfer	16	1,280
Exchange differences	45	(272)
Ending balance	8,667	8,198	6,837
Building improvement | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,075)	(4,831)
Depreciation charge for the year	(496)	(438)
Impairment of property, plant and equipment	0	0
Disposals	65	0
Transfer	0	0
Exchange differences	(33)	194
Ending balance	(5,539)	(5,075)	(4,831)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	22,296	14,240
Ending balance	21,386	22,296	14,240
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	91,314	88,164
Additions	521	454
Disposals	(2,369)	(3,783)
Transfer	1,256	10,637
Exchange differences	781	(4,158)
Ending balance	91,503	91,314	88,164
Machinery and equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(69,018)	(73,924)
Depreciation charge for the year	(2,692)	(2,434)
Impairment of property, plant and equipment	0	0
Disposals	2,310	3,783
Transfer	0	0
Exchange differences	(717)	3,557
Ending balance	(70,117)	(69,018)	(73,924)
Motor vehicle and other asset
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,530	1,801
Ending balance	1,398	1,530	1,801
Motor vehicle and other asset | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,310	5,476
Additions	307	298
Disposals	(467)	(304)
Transfer	19	0
Exchange differences	51	(160)
Ending balance	5,220	5,310	5,476
Motor vehicle and other asset | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,780)	(3,675)
Depreciation charge for the year	(379)	(435)
Impairment of property, plant and equipment	0	0
Disposals	399	242
Transfer	(19)	0
Exchange differences	(43)	88
Ending balance	(3,822)	(3,780)	(3,675)
Office equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,647	1,460
Ending balance	1,413	1,647	1,460
Office equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,400	7,547
Additions	314	645
Disposals	(230)	(457)
Transfer	12	200
Exchange differences	(32)	(535)
Ending balance	7,464	7,400	7,547
Office equipment | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,753)	(6,087)
Depreciation charge for the year	(548)	(556)
Impairment of property, plant and equipment	0	0
Disposals	228	452
Transfer	0	0
Exchange differences	22	438
Ending balance	(6,051)	(5,753)	(6,087)
Construction in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,405	16,812
Ending balance	2,839	1,405	16,812
Construction in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,405	16,812
Additions	3,034	1,593
Disposals	0	(5)
Transfer	(1,620)	(16,155)
Exchange differences	20	(840)
Ending balance	2,839	1,405	16,812
Construction in progress | Less: Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	0	0
Depreciation charge for the year	0	0
Impairment of property, plant and equipment	0	0
Disposals	0	0
Transfer	0	0
Exchange differences	0	0
Ending balance	$ 0	$ 0	$ 0